Income Taxes (Schedule Of Reconciliation Of Income Tax At Federal Statutory Income Tax Rate To Total Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal income tax at the statutory rate		$ 34,956	$ 134,878	$ (4,218)
State income tax, net of federal benefit		10,095	5,554	10,697
Research and development credit		(2,535)	(6,002)	0
Uncertain tax positions		2,494	2,779	13,741
Tax effect of foreign operations		(52,246)	0	0
Change in valuation allowance		(952)	0	0
Effect of permanent items:
Branded prescription drug fee	25,000	16,336	12,060	6,108
Domestic production activities deduction		5,468	(6,835)	(2,859)
Transaction-related expenses		5,889	2,643	0
Fines and penalties		0	17	11,176
Excise tax		15,398	0	0
Executive compensation limitation		3,590	417	1,286
Extinguishment of convertible debt		5,802	0	0
Share based compensation		2,227	0	0
Audit settlements		(1,875)	0	0
Other		3,320	(1,769)	2,891
INCOME TAX		$ 38,267	$ 143,742	$ 38,822